Reconciliation of Basic And Diluted Shares Used In Computing Earnings Per Equity Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2022	2021	2020
Basic earnings per equity share - weighted average number of equity shares outstanding (1)	4,209,546,724	4,242,416,665	4,257,754,522
Effect of dilutive common equivalent shares - share options outstanding	8,978,410	8,315,802	7,389,706
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,218,525,134	4,250,732,467	4,265,144,228

(1)	excludes treasury shares